Investments Accounted for Using Equity Method - Summary of Share of Profits/(Losses) of Investments Accounted for Using Equity Method (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share of profit/(loss) of investments accounted for using equity method:
Associates	¥ 40	¥ (45)	¥ 23
Joint ventures	(2)	(2)	(4)
Share of (loss)/profit of investments accounted for using equity method	¥ 38	¥ (47)	¥ 19